COMMITMENTS AND CONTINGENCIES - Loans and Unfunded Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Unused Commitments to Extend Credit	$ 3,248,931	$ 2,853,059
Loans and Leases Receivable, Net of Deferred Income	9,288,299	9,900,970
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments, Amortization	21,687	13,481	$ 10,143
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(21,270)	(13,144)	(10,089)
Low Income Housing Tax Credits
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments, Amortization	8,894	8,076	6,931
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(8,581)	(7,629)	(6,397)
Historic tax credit [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments, Amortization	1,116	474	2,862
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(263)	(563)	(3,342)
New Markets Tax Credit
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments, Amortization	210	175	350
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(210)	(175)	(350)
Renewable Energy Program [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments, Amortization	11,467	4,756	0
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(12,216)	(4,777)	$ 0
Commercial & industrial
Other Commitments [Line Items]
Unused Commitments to Extend Credit	1,545,995	1,270,765
Loans and Leases Receivable, Net of Deferred Income	2,720,028	3,007,509
Lease financing
Other Commitments [Line Items]
Unused Commitments to Extend Credit	18,037	0
Loans and Leases Receivable, Net of Deferred Income	109,624	72,987
Construction real estate
Other Commitments [Line Items]
Unused Commitments to Extend Credit	484,038	374,008
Loans and Leases Receivable, Net of Deferred Income	455,894	636,096
Commercial real estate-investor
Other Commitments [Line Items]
Unused Commitments to Extend Credit	65,660	139,754
Loans and Leases Receivable, Net of Deferred Income	3,154,755	3,244,540
Commercial real estate-owner
Other Commitments [Line Items]
Unused Commitments to Extend Credit	29,824	51,637
Loans and Leases Receivable, Net of Deferred Income	1,071,859	1,063,318
Residential real estate
Other Commitments [Line Items]
Unused Commitments to Extend Credit	50,043	28,895
Loans and Leases Receivable, Net of Deferred Income	896,069	1,003,086
Home equity
Other Commitments [Line Items]
Unused Commitments to Extend Credit	822,343	762,406
Loans and Leases Receivable, Net of Deferred Income	708,399	743,099
Installment
Other Commitments [Line Items]
Unused Commitments to Extend Credit	15,985	18,229
Loans and Leases Receivable, Net of Deferred Income	119,454	81,850
Credit card
Other Commitments [Line Items]
Unused Commitments to Extend Credit	217,006	207,365
Loans and Leases Receivable, Net of Deferred Income	$ 52,217	$ 48,485